Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related parties and their relationships with the Group
The table below sets forth the major related parties and their relationships with the Group:

Major related parties	Relationship with the Group

Guangzhou Sunhongs Corp., Ltd. (“Guangzhou Sunhongs”) (Formerly known as Guangzhou Shanghang Information Technology Co., Ltd.)	Significant influence exercised by a principal shareholder of the Company
Kingsoft Corporation Limited (“Kingsoft Group”)	Significant influence exercised by a principal shareholder of the Company
Bigo Inc. (“Bigo”)	Investment with significant influence
Shanghai Ansha Network Technology Co., Ltd.(“Shanghai Ansha”)	Investment with significant influence
Guangzhou Chenjun Equity Investment Limited Partnership(“Guangzhou Chenjun”)	Investment with significant influence
Guangzhou Kuyou Information Technology Co., Ltd.(“Guangzhou Kuyou”)	Investment with significant influence
Beijing Huanqiu Xingxue Technology Development Co., Ltd.(“Xingxue”)	Investment with significant influence
Yunke Online	Investment with significant influence

Schedule of significant related party transactions
During the years ended December 31, 2016, 2017 and 2018, significant related party transactions are as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Loan to related parties	44,500	24,962	188,000
Bandwidth service provided by Guangzhou Sunhongs	96,224	92,068	103,439
Online games revenue shared from related parties	100,078	87,414	31,366
Repayment of loans from related parties	-	35,462	20,000
Bandwidth service provided by Kingsoft Group	-	711	11,314
Payments on behalf of related parties, net of repayments	10,699	(23,116)	(2,543)
Partial disposal of investments to Guangzhou Chenjun	33,750	35,160	-
Partial disposal of a subsidiary to Guangzhou Chenjun	24,394	-	-
Others	13,573	14,276	11,833

Schedule of the amounts due from/to related parties
As of December 31, 2017 and 2018, the amounts due from/to related parties are as follows:

	December 31,
	2017	2018
	RMB	RMB

Amounts due from related parties, current
Due from Bigo (1)	9,831	191,800
Others	1,359	1,759

Total	11,190	193,559

Amounts due from related parties, non-current
Due from Yunke Online	20,000	-

Amounts due to related parties
Due to Guangzhou Sunhongs	8,432	11,062
Due to Guangzhou Kuyou	7,583	4,144
Due to Shanghai Ansha	6,178	5,364
Due to Kingsoft Group	-	5,239
Others	8,309	2,527

Total	30,502	28,336

(1)	The amounts due from Bigo mainly consisted of unsecured loans provided to Bigo.The maturities of the loans were all within one year.